Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.4%
iShares MSCI Mexico ETF(a)	18,814	$807,497

Total Investment Companies — 97.4% (Cost: $873,527)		807,497

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	458	458

Total Short-Term Investments — 0.0% (Cost: $458)		458

Total Investments in Securities — 97.4% (Cost: $873,985)		807,955

Other Assets, Less Liabilities — 2.6%		21,252

Net Assets — 100.0%		$829,207

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0	(a)	—	$—	$2,156	(b)	$36	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	545	—	(87	)(a)	458	458	21		—	—
iShares MSCI Mexico ETF	19,342	22,937	(23,465)		18,814	807,497	7,547		72,484	(115,307)

						$807,955	$9,724		$72,520	$(115,307)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	16,605,000	USD	846,697	MS	06/04/19	$551
USD	871,793	MXN	16,605,000	MS	06/04/19	24,545
MXN	561,000	USD	28,468	MS	07/02/19	16
USD	861,805	MXN	16,556,000	MS	07/02/19	21,202

						46,314

MXN	16,605,000	USD	868,499	MS	06/04/19	(21,252)
USD	846,697	MXN	16,605,000	MS	06/04/19	(551)
USD	3,747	MXN	74,000	MS	07/02/19	(10)

						(21,813)

	Net unrealized appreciation					$24,501

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$807,497	$—	$—	$807,497
Money Market Funds	458	—	—	458

	$807,955	$—	$—	$807,955

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$46,314	$—	$46,314
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21,813)	—	(21,813)

	$—	$24,501	$—	$24,501

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC
Currency Abbreviations

MXN	Mexican Peso

USD	United States Dollar

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